Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Weighted average shares outstanding (000s)
Basic and dilutive	69,203	218,645	85,750
Continuing operations
Net loss attributable to Sundial Growers Inc.	$ (56,526)	$ (206,056)	$ (142,533)
Per share - basic and diluted	$ (0.82)	$ (0.95)	$ (1.67)
Discontinued operations
Net loss from discontinued operations		$ (33,627)	$ (128,931)
Per share - basic and diluted		$ (0.15)	$ (1.50)
Net loss attributable to Sundial Growers Inc.	$ (56,526)	$ (239,683)	$ (271,464)
Per share - basic and diluted	$ (0.82)	$ (1.10)	$ (3.17)